Schedule of Investments
March 31, 2021 (unaudited)
TFA Quantitative Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Open-End Mutual Funds - 32.26%

Rydex Series Trust - Nova Portfolio Fund Investor Class	113,675	13,698,990

	(Cost $ 13,317,041)	13,698,990

Money Market Registered Investment Companies - 68.02%

First American Treasury Obligations Fund Class X, 0.03% (2)	1,490,173	1,490,173
Rydex Series U.S. Government Money Market Fund	27,395,722	27,395,722

Total Money Market Registered Investment Companies	(Cost $ 28,885,896)	28,885,895

Total Investments - 100.28%	(Cost $ 42,202,937)	42,584,885

Liabilities in Excess of Other Assets - (0.28%)		(119,100)

Total Net Assets - 100.00%		42,465,785

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$42,584,885	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$42,584,885	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2021.